SUBSEQUENT EVENTS (Tables)	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Schedule of Future Minimum Rental Payment

Years ending December 31,:

2023	43,908
2024	22,278
Imputed interest	(1,554)
Total	$64,632